Vanguard Wellesley Income Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Wellesley Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, typically investing 60% to 65% of its assets in investment-grade fixed income securities that the Fund’s advisor believes will generate a reasonable level of current income, including corporate, U.S. Treasury, and government agency bonds, as well as mortgage-backed securities. The Fund typically invests the remaining 35% to 40% of its assets in common stocks of companies that have a history of above-average dividends or expectations of increasing dividends. As a result, the Fund’s equity holdings have more of a value orientation than a growth orientation.